Vessels	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Vessels

 4. Vessels

Acquisitions

In 2021, there were no vessel acquisitions.

On January 7, 2020, September 21, 2020 and November 10, 2020, the Company took delivery of the newbuilding aframax tanker, Caribbean Voyager and the suezmax tankers, Apollo Voyager and Artemis Voyager, respectively, for an aggregate cost of $197,845. On October 21, 2019, the Company took delivery of its newbuilding aframax tanker Mediterranean Voyager for $51,980.

Sales

In 2021, the Company sold its panamax tanker Maya, for net proceeds of $9,336, realizing a loss of $4,121. In 2020, the Company sold its suezmax tanker, Silia T (previously classified as held for sale), its handysize vessel, Didimon, and its aframax tanker Sakura Princess, for net proceeds of $93,627 in total, realizing a total net loss of $6,451.There were no vessel sales in 2019. The net losses from the sale of the vessels are separately reflected in the accompanying Consolidated Statements of Comprehensive (Loss) Income.

Sale and Leaseback

On December 21, 2017, the Company commenced a five-year sale and leaseback agreement for each of the two suezmaxes, Eurochampion 2004 and Euronike. The agreed net sale price was $65,200. Under these leaseback agreements, there is a seller’s credit of $13,000 on the sales price that becomes immediately payable to the Company by the owners at the end of the five-year charter or upon sale of the vessels during the charter period. As of December 31, 2021, the Company has classified the seller’s credit, as short-term receivable amounting to $12,741, which is due to be received on December 21, 2022, upon expiration of the lease term. In accordance with ASC 842 and the package of practical expedients, the Company continues to account for the transaction as an operating lease.

On January 9, 2020, the Company commenced a new five-year sale and leaseback agreement for each of the two suezmaxes, Archangel and Alaska. The agreed net sale price was $61,070. Under these leaseback agreements, there is a seller’s credit of $11,800 on the sales price that becomes immediately payable to the Company by the owners at the end of the five-year charter or upon sale of the vessels during the charter period. As of December 31, 2021, the Company has classified the seller’s credit, as long-term receivable amounting to $10,909. In accordance with ASC 842 and the package of practical expedients, the Company accounts for the transaction as an operating lease.

On December 21, 2020, the Company commenced a new five-year sale and leaseback agreement for the aframax, Sakura Princess. The agreed net sale price was $24,527. Under this leaseback agreement, there is a seller’s credit of $4,425 on the sales price that becomes immediately payable to the Company by the owners at the end of the five-year charter or upon sale of the vessel during the charter period. As of December 31, 2021, the Company has classified the seller’s credit, as long-term receivable amounting to $4,222. In accordance with ASC 842 and the package of practical expedients, the Company accounts for the transaction as an operating lease. Upon execution of the sale and leaseback of the aframax tanker, Sakura Princess, the Company recognized a financial liability amounting to $5,148, being the difference between the sale price of the asset and its fair value, as per ASC 842-40.

On June 21, 2021, the Company commenced a new five-year sale and leaseback agreement for each of the two suezmaxes, Arctic and Antarctic. The agreed net sale price was $52,304. Under these leaseback agreements, there is a seller’s credit of $8,415 on the sales price that becomes immediately payable to the Company by the owners at the end of the five-year charter or upon sale of the vessel during the charter period. As of December 31, 2021, the Company has classified the seller’s credit, as long-term receivable amounting to $8,032. In accordance with ASC 842 and the package of practical expedients, the Company accounts for the transaction as an operating lease. The sale resulted in a loss of $1,696 in aggregate for both suezmaxes, which is included in Loss on sale of vessels in the accompanying Consolidated Statement of Comprehensive (Loss) Income.

At December 31, 2021 and 2020, the Company has assessed the recoverability of the seller’s credits, considering the impairment indicators present, resulting in no impairment charge.

As at December 31, 2021, the Company recognized on its consolidated balance sheet a right-of-use asset of $42,440 for the two suezmaxes Arctic and Antarctic, $11,333 for the aframax tanker Sakura Princess, $27,371 for the two suezmaxes Archangel and Alaska and $7,429 for the two suezmaxes, Eurochampion 2004 and Euronike, respectively, equal to the corresponding obligation under operating leases based on the present value of the future minimum lease payments, for each of the five right-of-use assets, respectively. The Company has not incurred any initial direct costs for the sale and leaseback transactions and has not performed any payments prior to the commencement date of the contracts. The leaseback agreements include option periods, which are not recognized as part of the right-of-use asset and the obligation under operating leases.

The incremental borrowing rate used to determine the obligations under operating leases was 5.45% for the sale and leaseback agreement for each of the two suezmaxes, Eurochampion 2004 and Euronike, 4.41% for the sale and leaseback agreement for each of the two suezmaxes, Archangel and Alaska, 3.15% for the sale and leaseback agreement of the aframax, Sakura Princess and 2.06% for the sale and leaseback agreement for each of the two suezmaxes Arctic and Antarctic and the respective weighted average remaining lease term was 0.97, 3.02, 3.97 and 4.49 years, respectively, as at December 31, 2021 and 1.97, 4.02 and 4.97 years, respectively, as at December 31, 2020. As at December 31, 2021 and 2020, both the right-of use asset and the corresponding obligation under operating leases were $88,573 (current portion $29,749 and non-current portion $58,824) and $67,110 (current portion $20,976 and non-current portion $46,134), respectively. The financial liability recognized for aframax Sakura Princess was $4,193 (current portion $997 and non-current portion $3,196) as of December 31, 2021, and $5,148 (current portion $905 and non-current portion $4,243) as of December 31, 2020.

Year	Lease Commitment
2022	$34,892
2023	25,922
2024	25,958
2025	15,332
2026	4,992
Minimum net lease payments	$107,096
Less: Present value discount	(14,330)
Total Obligations under operating leases and financial liability (current and non-current portion)	$92,766

The Company has subleased all seven vessels and has recognized sublease revenue, net of voyage expenses of $16,202, $29,355 and $15,408 for the years ended December 31, 2021, 2020 and 2019, respectively.

Impairment

As of December 31, 2021, the Company reviewed the carrying amount including any unamortized dry-docking costs in connection with the estimated recoverable amount and the probability of sale for each of its vessels and vessels under construction. This review indicated that such carrying amount was not fully recoverable for seven of the Company’s vessels Aris, Ajax, Afrodite, Apollon, Artemis,Ariadne, and Proteas. Consequently, the carrying value plus any unamortized dry-docking costs of the seven vessels aggregating to $172,118 was written down to $85,750 based on the lower of the carrying amounts including any unamortized dry-docking costs and Level 2 inputs of the fair value hierarchy, as determined by management taking into consideration valuations from independent marine valuers (Note 14(c)). The resulting impairment charge was $86,368 (including $8,683 impairment of deferred charges (Note 5)). In 2020, there was an impairment charge of $28,776 relating to Arctic, Antarctic, Izumo Princess and Sakura Princess. In 2019, there was an impairment charge of $27,613 relating to Amphitrite, Arion, Andromeda, Aegeas, Izumo Princess, Archangel and Alaska. Impairment charges are separately reflected in the accompanying Consolidated Statements of Comprehensive (Loss) Income.